Fixed assets - Depreciation and amortization - Depreciation period - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2018
Bottom of range [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful lives	P10Y
Bottom of range [member] | Communication and network equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful lives	P5Y
Bottom of range [member] | Copper cables, fiber optics and civil works [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful lives	P10Y
Bottom of range [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful lives	P3Y
Top of range [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful lives	P30Y
Top of range [member] | Communication and network equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful lives	P10Y
Top of range [member] | Copper cables, fiber optics and civil works [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful lives	P30Y
Top of range [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful lives	P5Y